Revenue Recognition and Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2020
Change in Contract with Customer, Asset and Liability [Abstract]
Disaggregation of Revenue
The following table shows disaggregated net sales satisfied overtime and at a point in time (excluding intercompany sales) for the year ended March 31, 2020 and 2019:

	Year Ended March 31,
	2020	2019
Systems & Support
Satisfied over time	$578,117	$548,562
Satisfied at a point in time	738,158	726,791

Revenue from contracts with customers	1,316,275	1,275,353
Amortization of acquired contract liabilities	34,486	34,121

Total revenue	1,350,761	1,309,474
Aerospace Structures
Satisfied over time	$1,378,866	$1,832,422
Satisfied at a point in time	129,690	189,841

Revenue from contracts with customers	1,508,556	2,022,263
Amortization of acquired contract liabilities	40,800	33,193

Total revenue	1,549,356	2,055,456

	$2,900,117	$3,364,930

The following table shows disaggregated net sales by end market (excluding intercompany sales) for the year ended March 31, 2020 and 2019:

	Year Ended March 31,
	2020	2019
Systems & Support
Commercial aerospace	$737,885	$730,562
Military	436,166	409,027
Business jets	61,338	63,649
Regional	43,761	45,397
Non-aviation	37,125	26,718

Revenue from contracts with customers	1,316,275	1,275,353
Amortization of acquired contract liabilities	34,486	34,121

Total revenue	$1,350,761	$1,309,474
Aerospace Structures
Commercial aerospace	$879,690	$1,020,649
Military	116,846	237,501
Business jets	422,681	699,747
Regional	89,318	36,038
Non-aviation	21	28,328

Revenue from contracts with customers	1,508,556	2,022,263
Amortization of acquired contract liabilities	40,800	33,193

Total revenue	1,549,356	2,055,456

	$2,900,117	$3,364,930

Summary of Contract Assets and Liabilities Balances
Contract balances are classified as assets or liabilities on a contract-by-contract basis at the end of each reporting period. The following table summarizes our contract assets and liabilities balances:

	March 31, 2020	March 31, 2019	Change
Contract assets	$267,079	$326,667	$(59,588)
Contract liabilities	(386,585)	(450,051)	63,466

Net contract liability	$(119,506)	$(123,384)	$3,878

Schedule of Performance Obligations that are Expected to Be Recognized in Future
As of March 31, 2020, the Company has the following unsatisfied, or partially unsatisfied, performance obligations that are expected to be recognized in the future as noted in the table below. The Company expects options to be exercised in addition to the amounts presented below.

	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Unsatisfied performance obligations	$3,875,679	$1,956,289	$1,104,754	$441,808	$372,828